Income Taxes (Schedule of Deferred Income Tax Assets and Liabilties) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Deferred income tax assets
Deferred income tax liabilities	(957)	(751)
Net deferred income tax liabilities	$ (957)	$ (751)